Income Taxes - Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax Rate (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Federal income taxes at statutory rate		21.00%
Change in valuation allowance	0.00%	(1.40%)		0.00%
Effective income tax rate		0.00%
A Place For Rover INC
Operating Loss Carryforwards [Line Items]
Federal income taxes at statutory rate						21.00%	21.00%	21.00%
State taxes, net of federal benefit						1.60%	1.70%	1.80%
Tax credits						0.20%	1.60%	1.30%
Equity compensation						(0.90%)	(1.00%)	(1.10%)
Change in valuation allowance						(20.90%)	(20.60%)	(21.30%)
Other, net						(0.80%)	(1.80%)	(1.30%)
Effective income tax rate	10.50%		0.20%	2.30%	0.10%	0.20%	0.90%	0.40%